04.30 Fidelity Global High Income Fund Retail PRO-04 | Fidelity® Global High Income Fund
Fund Summary Fund/Class: Fidelity® Global High Income Fund/Fidelity® Global High Income Fund
Investment Objective
The fund seeks a high level of current income. Growth of capital may also be considered.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity® Global High Income Fund}	04.30 Fidelity Global High Income Fund Retail PRO-04 Fidelity® Global High Income Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Global High Income Fund}	04.30 Fidelity Global High Income Fund Retail PRO-04 Fidelity® Global High Income Fund Fidelity Global High Income Fund-Retail Class
Management fee	0.71%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.31%
Total annual operating expenses	1.02%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® Global High Income Fund}	04.30 Fidelity Global High Income Fund Retail PRO-04 Fidelity® Global High Income Fund Fidelity Global High Income Fund-Retail Class USD ($)
1 year	$ 104
3 years	325
5 years	563
10 years	$ 1,248

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing primarily in income producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), of U.S. and non-U.S. issuers, including emerging market countries.
  Potentially investing in non-income producing securities, including defaulted securities and common stocks.
  Investing in companies in troubled or uncertain financial condition.
  Allocating investments across different countries and regions.
  Investing in securities issued throughout the world, including potentially significant investments in U.S. issuers.
  Using a base neutral mix of approximately 60% U.S. high yield, 20% emerging markets debt, 15% European high yield, and 5% Asian high yield.
  Adjusting allocation among markets within the following ranges: U.S. high yield (40%-80%); emerging markets debt (5%-35%); European high yield (0%-30%); and Asian high yield (0%-10%).
  Analyzing an issuer using fundamental factors (e.g., financial condition, earnings outlook, and strategy) and evaluating each security's current price relative to estimated long-term value to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	5.95%	March 31, 2012
Lowest Quarter Return	-4.33%	September 30, 2015
Year-to-Date Return	-0.46%	March 31, 2018

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2017

Average Annual Total Returns{- Fidelity® Global High Income Fund} - 04.30 Fidelity Global High Income Fund Retail PRO-04 - Fidelity® Global High Income Fund	Past 1 year	Past 5 years	Since Inception [1]	Inception Date
Fidelity Global High Income Fund-Retail Class				May 11, 2011
Fidelity Global High Income Fund-Retail Class | Return Before Taxes	10.60%	5.35%	5.72%
Fidelity Global High Income Fund-Retail Class | After Taxes on Distributions	8.50%	2.82%	3.33%	May 11, 2011
Fidelity Global High Income Fund-Retail Class | After Taxes on Distributions and Sales	5.96%	2.98%	3.38%	May 11, 2011
ICE® BofAML® Global High Yield and Emerging Markets Plus Index(reflects no deduction for fees, expenses, or taxes)	11.33%	4.79%	6.03%
Fidelity Global High Income Composite Index℠(reflects no deduction for fees, expenses, or taxes)	9.55%	5.23%	6.15%
[1]	From May 11, 2011